Stock Option Plans	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plans
Note 15:	Stock Option Plans

The Jacksonville Bancorp, Inc. 2012 Stock Option Plan permits the grant of up to 104,035 stock options and shares to its employees. The Company believes that such awards better align the interests of its employees with those of its shareholders. All shares were awarded as of the approval date, expire ten years after the grant date, and are exercisable at a price of $15.65 per share. The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model

A summary of option activity under the Plans as of December 31, 2017 and 2016, and changes during the years then ended, is presented below:

	2017
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	47,488	$15.65
Granted	—	—
Exercised	(16,021)	15.65
Forfeited or expired	(400)	15.65

Outstanding, end of year	31,067	$15.65	4.25	$508,567

Exercisable, end of year	29,282	$15.65	4.25	$479,346

	2016
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	61,120	$15.65
Granted	—	—
Exercised	(13,532)	15.65
Forfeited or expired	(100)	15.65

Outstanding, end of year	47,488	$15.65	5.25	$681,453

Exercisable, end of year	25,653	$15.65	5.25	$368,121

The total intrinsic value of options exercised during the years ended December 31, 2017 and 2016 was $239,995 and $161,572, respectively.

As of December 31, 2017, there was no unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the 2012 Plan. The total fair value of shares vested during the years ended December 31, 2017 and 2016 was $22,232 and $90,163, respectively. The recognized tax benefit related thereto was $8,696 and $35,267 for the years ended December 31, 2017 and 2016, respectively.

A summary of the status of the Company’s nonvested shares as of December 31, 2017 and 2016, and changes during the year then ended, is presented below:

	December 31, 2017
	Shares	Weighted- Average Grant- Date Fair Value

Nonvested, beginning of year	21,835	$4.34
Granted	—	—
Vested	(19,650)	4.34
Forfeited	(400)	4.34

Nonvested, end of year	1,785	$4.34

	December 31, 2016
	Shares	Weighted- Average Grant- Date Fair Value

Nonvested, beginning of year	42,085	$4.34
Granted	—	—
Vested	(20,150)	4.34
Forfeited	(100)	4.34

Nonvested, end of year	21,835	$4.34